Income Taxes	12 Months Ended
Jun. 30, 2021
Disclosure Of Income Tax [Abstract]
Income Taxes
1 3 .	INCOME TAXES
Income tax expense for the years ended June 30, 2021 and 2020 differ from that calculated by applying statutory rates for the following reasons:

	Year ended June 30,
	2021	2020

Income before income taxes	$4,357	$15,242
Combined Federal and Provincial income tax rate	27.00%	27.00%

Tax expense at statutory rate	(1,176)	(4,115)
Permanent differences	(675)	(780)
Foreign income tax effected at lower rates	178	7
Changes in statutory tax rates	190	146
Losses and temporary differences for which no deferred tax asset has been recognized	1	(6)
Impact on deferred income tax assets due to changes in foreign exchange rates	82	(22)
Amounts over (under) provided for in prior years	775	163

Total income tax expense	$(625)	$(4,607)

Comprised of:
Current income tax expense	$(4,663)	$(1,493)
Deferred income tax expense	4,038	(3,114)

	$(625)	$(4,607)

The Company’s current tax expense is comprised of a current income tax expense of $3,001,000 (2020 – $79,000
)
in Canada, which was fully offset by Canadian Investment Tax Credits (“ITCs”); a current income tax expense of $1,595,000 (2020 – $1,305,000) in the U.S.; and a current income tax expense of $68,000 (2020 – $109,000) relating to its other foreign operations.
The ITCs are credited against research and development expenses, as the credit is generated by certain eligible scientific research and development expenditures (“SRED”). The ITC recovery recorded was in respect of expenditures in the year ended June 30, 2021.
The tax effect of the significant temporary differences and loss carryforwards that comprise deferred income tax assets and liabilities at June 30, 2021 and 2020 are as follows:

	Year ended June 30,
	2021	2020

Deferred income tax assets:
Deferred revenue	$19,240	$16,466
ITCs	5,676	5,222
Lease liability	3,139	2,615
Operating loss carryforwards	958	786
Property and equipment	246	266
Share-based payment	5,548	699
Share issuance costs	1,096	—

	35,903	26,054

Deferred income tax liabilities:
ROU asset	(2,642)	(2,373)
Goodwill	(297)	(297)
ITCs	(1,555)	(1,105)
Unrealized gain or loss on cash flow hedge	(70)	—

	(4,564)	(3,775)

	$31,339	$22,279

Deferred income tax assets and deferred income tax liabilities recognized in other comprehensive income and equity during the year ended June 30, 2021 are as follows:

	Year ended June 30, 2021
	Other comprehensive income	Equity

Deferred income tax assets:
Share-based payment	$—	$3,521
Share issuance costs	—	1,096

	$—	$4,617

Deferred income tax liabilities:
Unrealized gain or loss on cash flow hedge	$(70)	$—

Deferred income tax assets and deferred income tax liabilities relate to the Company’s operations in the following countries:

	Year ended June 30,
	2021	2020
Deferred income tax assets:
Canada	$28,136	$23,730
United States	6,809	1,521
United Kingdom	958	786
Vietnam	—	17

	35,903	26,054

Deferred income tax liabilities:
Canada	(3,273)	(3,023)
United States	(1,291)	(752)

	(4,564)	(3,775)

	$31,339	$22,279

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and during the loss carryforward periods. Management considers the scheduled reversal of deferred tax assets and liabilities, projected future taxable income, and tax planning strategies in making this assessment. The amount of the deferred tax asset considered realizable could change materially in the near term based on future taxable income during the carryforward period. The Company has recognized the deferred tax benefits of estimated U.K. operating tax loss carryforward of
$4,043,560,
which carry forward indefinitely. In addition, the Company has estimated capital losses of
 $2,003,800
in Canada, which also carry forward indefinitely. The Company has not recognized the deferred tax benefits of this capital tax loss carryforward.
The Company’s operations are conducted in a number of countries with complex tax legislation and regulations pertaining to the Company’s activities. Any reassessment of the Company’s tax filings by the tax authorities may result in material adjustments to net income or loss, tax assets and operating loss carryforward.